Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 187,703	¥ 151,707
Impairment losses	1,840	299	¥ 164
Ending balance	189,667	187,703	151,707
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	561,152	506,755
Additions	51,545	68,414
Disposals and sales	26,285	19,767
Currency exchange differences	(3,933)	5,385
Reclassification	(124)	365
Ending balance	582,355	561,152	506,755
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(373,449)	(355,048)
Depreciation	39,590	31,957
Impairment losses	1,840	299
Disposals and sales	(20,385)	(17,993)
Currency exchange differences	2,337	(3,743)
Others	531	395
Ending balance	(392,688)	(373,449)	(355,048)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,711	30,611
Ending balance	32,062	31,711	30,611
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,972	30,611
Additions	556	1,334
Disposals and sales	336	143
Currency exchange differences	(10)	26
Reclassification	141	144
Ending balance	32,323	31,972	30,611
Land [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(261)
Impairment losses	0	261
Ending balance	(261)	(261)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,560	37,147
Ending balance	49,515	38,560	37,147
Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	133,154	129,637
Additions	1,706	1,377
Disposals and sales	2,448	2,091
Currency exchange differences	(728)	1,166
Reclassification	14,067	3,065
Ending balance	145,751	133,154	129,637
Buildings and structures [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(94,594)	(92,490)
Depreciation	3,837	3,166
Impairment losses	210	38
Disposals and sales	(2,186)	(2,001)
Currency exchange differences	429	(735)
Others	210	166
Ending balance	(96,236)	(94,594)	(92,490)
Machinery, equipment and vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69,435	51,442
Ending balance	71,220	69,435	51,442
Machinery, equipment and vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	230,081	201,568
Additions	2,440	178
Disposals and sales	14,767	12,012
Currency exchange differences	(1,990)	2,445
Reclassification	30,198	37,902
Ending balance	245,962	230,081	201,568
Machinery, equipment and vehicles [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(160,646)	(150,126)
Depreciation	25,128	19,396
Impairment losses	41
Disposals and sales	(9,868)	(10,907)
Currency exchange differences	1,242	(1,920)
Others	37	111
Ending balance	(174,742)	(160,646)	(150,126)
Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,545	16,922
Ending balance	22,709	20,545	16,922
Tools, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	138,466	129,327
Additions	4,345	4,563
Disposals and sales	8,594	5,240
Currency exchange differences	(928)	1,357
Reclassification	9,259	8,459
Ending balance	142,548	138,466	129,327
Tools, furniture and fixtures [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(117,921)	(112,405)
Depreciation	10,625	9,395
Impairment losses	6
Disposals and sales	(8,331)	(5,085)
Currency exchange differences	666	(1,088)
Others	284	118
Ending balance	(119,839)	(117,921)	(112,405)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,452	15,585
Ending balance	14,161	27,452	15,585
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,479	15,612
Additions	42,498	60,962
Disposals and sales	140	281
Currency exchange differences	(277)	391
Reclassification	(53,789)	(49,205)
Ending balance	15,771	27,479	15,612
Construction in progress [member] | Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27)	(27)
Impairment losses	1,583
Ending balance	¥ (1,610)	¥ (27)	¥ (27)